COMBINED CARVE-OUT STATEMENTS COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OceanPal Inc. Predecessors
REVENUES:
Time charter revenues (Note 2(o))	$ 6,065,161	$ 4,818,779
EXPENSES:
Voyage expenses (Note 2(o))	94,027	552,104
Vessel operating expenses (Note 2(p))	3,406,320	3,535,771
Depreciation and amortization of deferred charges (Note 4)	1,191,889	962,135
General and administrative expenses (Note 6)	560,376	609,491
Management fees to related parties (Note 3)	377,671	378,000
Vessel fair value adjustment (Note 4)		200,500
Other loss/(income)	1,418	88
Operating income/(loss)	433,460	(1,018,310)
Net income/(loss) and comprehensive income/(loss)	$ 433,460	$ (1,018,310)